Accounts receivable, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Accounts receivable
Accounts receivable	¥ 22,158	¥ 12,934
Allowance for doubtful accounts	(1,582)	(1,034)	¥ (566)
Accounts receivable, net	20,576	11,900		$ 2,983
Movements in the allowance for doubtful accounts
Balance at beginning of the year	(1,034)	(566)	(318)
Additions	(615)	(535)	(331)
Write-off	67	67	83
Balance at end of the year	(1,582)	(1,034)	¥ (566)
Logistics receivables
Accounts receivable
Accounts receivable	11,063	6,204
Online retail and online marketplace receivables
Accounts receivable
Accounts receivable	9,982	5,840
Advertising receivables and others
Accounts receivable
Accounts receivable	1,113	890
Consumer financing receivables
Movements in the allowance for doubtful accounts
Additions	¥ 0	¥ 0